Unaudited Quarterly Results of Operations (Parenthetical) (Detail) (USD $)	3 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment recognized	$ 5,000,000	$ 1,800,000	$ 3,700,000	$ 700,000	$ 5,200,000	$ 900,000		$ 11,116,862	$ 5,232,805	$ 96,000
Reserve for uncollectible loan receivables	200,000	2,800,000						6,531,506	1,512,305	750,000
Straight-line rent write-offs						3,500,000	3,000,000
Deferred financing costs write-offs							3,100,000
Indemnity expense related to a operator transition						2,200,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impairment recognized	5,000,000	1,800,000	3,700,000	700,000	5,200,000	900,000		11,116,862	5,232,805	96,000
Reserve for uncollectible loan receivables	200,000	2,800,000						6,531,506	1,512,305	750,000
Straight-line rent write-offs						3,500,000	3,000,000
Deferred financing costs write-offs							3,100,000
Indemnity expense related to a operator transition						$ 2,200,000